Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue
Revenue, net	$ 2,354,000	$ 9,000	$ 9,100,000	$ 32,000
Cost of revenue
Cost of revenue	1,063,000	30,000	4,870,000	52,000
Gross margin	1,291,000	(21,000)	4,230,000	(20,000)
Operating expenses:
Research and development	1,274,000	564,000	4,312,000	980,000
Depreciation and amortization	363,000	4,000	1,042,000	20,000
General and administrative	3,514,000	2,185,000	14,710,000	6,772,000
Total operating expenses	5,151,000	2,753,000	20,064,000	7,772,000
Loss from operations	(3,860,000)	(2,774,000)	(15,834,000)	(7,792,000)
Other income (expense), net
Other expense, net	(6,000)		(11,000)	(5,000)
Financing costs		(84,000)	(1,625,000)	(798,000)
Interest expense - amortization of debt discount	(137,000)	(1,054,000)	(1,658,000)	(1,468,000)
Change in fair value of derivative liability	2,092,000	944,000	1,862,000	(1,167,000)
Interest expense	(35,000)	(40,000)	(186,000)	(362,000)
Debt extinguishment, net			1,536,000	(534,000)
Total other expense, net	1,914,000	(234,000)	(82,000)	(4,334,000)
Loss before income tax provision	(1,946,000)	(3,008,000)	(15,916,000)	(12,126,000)
Income tax provision	(3,951,000)		2,000	1,000
Net loss	(1,946,000)	(3,008,000)	$ (15,918,000)	$ (12,127,000)
Deemed dividends to Series A stockholders	(3,951,000)
Net loss attributed to common stockholders	$ (5,897,000)	$ (3,008,000)
Loss per share - basic and diluted	$ (0.23)	$ (0.25)	$ (0.79)	$ (1.23)
Weighted average number of common shares outstanding - basic and diluted	25,992,426	12,239,044	20,186,249	9,870,890
Digital [Member]
Revenue
Revenue, net	$ 1,457,000	$ 728,000	$ 4,240,000	$ 32,000
Cost of revenue
Cost of revenue	230,000	676,000	660,000	52,000
Welcome Kits & Fulfillment [Member]
Revenue
Revenue, net	169,000	9,000	3,913,000
Cost of revenue
Cost of revenue	157,000	30,000	3,273,000
Shipping [Member]
Revenue
Revenue, net			947,000
Cost of revenue
Cost of revenue			$ 937,000